TAXATION	12 Months Ended
Jun. 30, 2026
TAXATION
TAXATION

9.    TAXATION

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2026	06/30/2025
Current assets
Income tax	1,445,908	1,864,817
	1,445,908	1,864,817
Non-current assets
Income tax	—	17,995
	—	17,995

	06/30/2026	06/30/2025
Liabilities
Income tax	4,866,139	452,800
	4,866,139	452,800

The roll forward of net deferred tax as of June 30, 2026 and 2025 is as follows:

	06/30/2026	06/30/2025
Beginning of the year deferred tax	(25,205,940)	(25,296,931)
Charge for the year (1)	1,298,945	134,770
Deconsolidation of subsidiary (Note 13)	978,154	—
Charge to OCI	(704,752)	(43,779)
Total net deferred tax	(23,633,593)	(25,205,940)
(1)	For the year ended June 30, 2025 the charge of the period includes $360,880 that were reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

The roll forward of deferred tax assets and liabilities as of June 30, 2026 and 2025 are as follows:

		Income
	Balance	tax	Deconsolidation of	Charge	Conversion	Balance
Deferred tax assets	06/30/2025	provision	subsidiary	to OCI	difference	06/30/2026
Tax Loss-Carry Forward	21,525,925	(20,532,763)	—	—	365,111	1,358,273
Changes in fair value of financial assets or liabilities	664	(185,174)	—	—	(125)	(184,635)
Trade receivables	1,009,119	(342,993)	—	—	8,563	674,689
Allowances	917,552	712,543	—	—	14,171	1,644,266
Royalties	744,391	(723,979)	—	—	(3,225)	17,187
Others	485,944	991,720	(765,384)	—	—	712,280
Total deferred tax assets	24,683,595	(20,080,646)	(765,384)	—	384,495	4,222,060

		Income
	Balance	tax	Deconsolidation of	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2025	provision	subsidiary	to OCI	difference	06/30/2026
Intangible assets	(28,208,019)	15,068,566	495,345	—	33,140	(12,610,968)
Property, plant and equipment depreciation	(15,314,728)	2,254,115	192,467	(1,123,112)	4,699	(13,986,559)
Inflation tax adjustment	(26,808)	26,622	—	—	186	—
Inventories	(6,130,974)	3,285,566	940,231	—	—	(1,905,177)
Others financial assets	(23,942)	23,985	—	—	—	43
Right-of-use leased asset	(180,963)	80,703	—	—	—	(100,260)
Others	(4,101)	640,034	115,495	—	(4,160)	747,268
Total deferred tax liabilities	(49,889,535)	21,379,591	1,743,538	(1,123,112)	33,865	(27,855,653)

Net deferred tax	(25,205,940)	1,298,945	978,154	(1,123,112)	418,360	(23,633,593)
(1)

The income tax provision includes the derecognition of deferred tax balances associated with assets and liabilities subject to foreclosure (Note 6), including $14.6 million related to tax loss carryforwards, $14.5 million related to intangible assets and $0.1 million related to property, plant and equipment.

		Income
	Balance	tax	Conversion	Balance
Deferred tax assets	06/30/2024	provision	difference	30/06/2025
Tax Loss-Carry Forward	21,582,404	31,609	(88,088)	21,525,925
Changes in fair value of financial assets or liabilities	875	—	(211)	664
Trade receivables	437,352	572,129	(362)	1,009,119
Allowances	447,526	463,297	6,729	917,552
Royalties	764,891	(18,311)	(2,189)	744,391
Others	2,750,935	(2,201,952)	(63,039)	485,944
Total deferred tax assets	25,983,983	(1,153,228)	(147,160)	24,683,595

		Income
	Balance	tax	Conversion	Balance
Deferred tax liabilities	06/30/2024	provision	difference	30/06/2025
Intangible assets	(28,312,803)	62,914	41,870	(28,208,019)
Property, plant and equipment depreciation	(14,609,276)	(703,042)	(2,410)	(15,314,728)
Inflation tax adjustment	(162,915)	70,804	65,303	(26,808)
Inventories	(7,560,403)	1,429,429	—	(6,130,974)
Others financial assets	(460,306)	436,364	—	(23,942)
Right-of-use leased asset	(190,086)	10,505	(1,382)	(180,963)
Others	14,875	(18,976)	—	(4,101)
Total deferred tax liabilities	(51,280,914)	1,287,998	103,381	(49,889,535)

Net deferred tax	(25,296,931)	134,770	(43,779)	(25,205,940)

Principal statutory taxes rates in the countries where the Group operates for all of the years presented are:

	06/30/2026	06/30/2025	06/30/2024
Current tax expense	(8,256,688)	(2,392,378)	(10,754,919)
Deferred tax	1,298,945	(226,110)	4,151,270
Total	(6,957,743)	(2,618,488)	(6,603,649)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	06/30/2026	06/30/2025	06/30/2024
Earning before income tax-rate	(75,480,286)	(46,517,522)	22,255,787
Income tax expense by applying tax rate in force in the respective countries	13,542,041	11,096,151	(4,882,473)
Share of profit or loss of subsidiaries, joint ventures and associates	139,556	(294,637)	1,371,636
Stock options charge	—	(167,601)	(1,351,831)
Non-deductible expenses	(5,463,790)	(3,051,244)	(1,944,157)
Tax inflation adjustment	(984,851)	3,211,529	8,788,534
Result of inflation effect on monetary items and other finance results	(944,340)	(1,391,617)	(8,999,711)
Derecognition of tax loss carryforwards	(13,278,363)	(10,935,018)	—
Others	32,004	(1,086,051)	414,353
Income tax expenses	(6,957,743)	(2,618,488)	(6,603,649)

Derecognition of deferred tax assets related to tax loss carryforwards of $11.9 million and $10.9 million for the fiscal years ended June 30, 2026 and 2025, respectively, primarily as a result of a reassessment of the recoverability of such tax attributes following changes in the HB4 program’s business model and, as described in Notes 6, the loss of the Pro Farm business and the related need to reposition our business and product portfolio. These developments increased the uncertainty surrounding future taxable profit projections and the expected utilization of tax loss carryforwards within certain Group entities.

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows:

	June 30, 2026
	Earning	Weight
	before	average
	income tax-	applicable tax
Tax jurisdiction	rate	rate	Income tax
Low or null taxation jurisdictions	(22,958,240)	0.0%	—
Profit-making entities	4,635,787	35.0%	(1,622,525)
Loss-making entities	(57,157,833)	26.5%	15,164,566
	(75,480,286)		13,542,041

	June 30, 2025
	Earning	Weight
	before	average
	income tax-	applicable tax
Tax jurisdiction	rate	rate	Income tax
Low or null taxation jurisdictions	(9,187,121)	0.0%	—
Profit-making entities	—	—	—
Loss-making entities	(37,330,401)	29.7%	11,096,151
	(46,517,522)		11,096,151

	June 30, 2024
	Earning	Weight
	before	average
	income tax-	applicable tax	Income
Tax jurisdiction	rate	rate	tax
Low or null taxation jurisdictions	10,464,257	0.0%	—
Profit-making entities	30,435,214	34.7%	(10,560,379)
Loss-making entities	(18,643,684)	30.5%	5,677,906
	22,255,787		(4,882,473)

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2026 are as follows:

		Tax-Loss Carry
	Tax-Loss Carry	forward by applying
Tax jurisdiction	forward	tax rate	Prescription
Argentina	231,032	—	2027
Argentina	703,806	—	2028
Argentina	1,579,886	—	2029
Argentina	14,905,107	1,144,142	2030
Argentina	18,977,334	—	2031
United States of America	8,921,286	—	2046
Francia	856,524	214,131	—
Brazil	26,912,748	—	—
Total	73,087,723	1,358,273

The amount of tax losses for the fiscal year ended on June 30, 2026 is an estimate of the amount to be presented in the tax return.

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized, it is probable that the entities within the Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough taxable income.